SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Stock Option Activity

		Weighted average
	Number of options	exercise price

Options outstanding as of January 1, 2014	5,144,133	$1.53
Exercised	(556,417)	1.21
Forfeited	(47,878)	1.48

Options outstanding as of December 31, 2014	4,539,838	1.57
Exercised	(468,427)	1.50
Forfeited	(22,438)	1.07

Options outstanding as of December 31, 2015	4,048,973	1.58

Options vested and expected to vest as of December 31, 2015	4,048,341	1.58

Options exercisable as of December 31, 2015	4,027,921	1.59

Share Options Outstanding
	Weighted-average exercise price	Number outstanding	Number exercisable	Weighted-average remaining contractual life	Intrinsic value

Scheme III	$0.01	211	211	0.92 years	$1.73
Scheme V	2.53	229,468	229,468	2.76 years	-
Scheme VI	3.73	260,554	260,554	3.42 years	-
Scheme IX	1.54	1,000,000	1,000,000	4.89 years	0.20
Scheme X	1.54	1,424,782	1,424,782	5.37 years	0.20
Scheme XI	1.54	333,917	333,917	4.60 years	0.20
Scheme XII	1.54	69,875	69,875	5.88 years	0.20
Scheme XIII	0.68	730,166	709,114	6.92 years	1.06

		4,048,973	4,027,921

Unvested Stock Option Activity

		Weighted average
Unvested Stock Option	Number of Shares	Grant-date Fair Value

Unvested at January 1, 2015	293,593	$1.15
Vested	(260,374)	1.15
Forfeited	(12,167)	1.09
Unvested at December 31, 2015	21,052	$1.15

Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member]
Summary of Stock Option Activity

	Number of options	Weighted average exercise price

Options outstanding as of January 1, 2014	729,000	$0.17
Forfeited	(83,000)	0.17

Options outstanding as of December 31, 2014	646,000	0.17
Granted	542,000	0.16
Forfeited	(77,000)	0.16

Options outstanding as of December 31, 2015	1,111,000	0.16

Options vested and expected to vest as of December 31, 2015	1,095,285	0.16

Options exercisable as of December 31, 2015	614,979	0.16

Beijing Joysee Technology Co., Ltd ("Joysee") [Member]
Summary of Stock Option Activity

	Number of options	Weighted average exercise price

Options outstanding as of January 1, 2014	433,000	$0.17
Forfeited	(414,000)	0.17

Options outstanding as of December 31, 2014	19,000	0.17
Forfeited	(19,000)	0.17

Options outstanding as of December 31, 2015	-	-

Options vested and expected to vest as of December 31, 2015	-	-

Options exercisable as of December 31, 2015	-	-

Binomial Option Pricing Model
Option Pricing Model Assumptions used to Estimate Fair Value of Options on Respective Grant Date
	Expected price volatility range	Risk-free interest rate range	Time to vest	Expected dividends	Fair value of ordinary share at grant date

Scheme XIII	67.44%	1.94%	1.2	0%	$1.8

Binomial Option Pricing Model | Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member]
Option Pricing Model Assumptions used to Estimate Fair Value of Options on Respective Grant Date

	Expected volatility range	Risk-free interest rate range	Expected life	Expected dividends

Options granted under 2013 Stock Incentive Plan	47.10%	3.61%	10 years	-
Options granted under 2015 Stock Incentive Plan	51.00%	1.87%	10 years	-